Subsequent Events (Narrative) (Details)				1 Months Ended								3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 09, 2022 USD ($) $ / shares $ / Unit shares	Mar. 11, 2022 CAD ($)	Apr. 05, 2021 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Oct. 28, 2022	Apr. 30, 2021 CAD ($) $ / Unit shares	Apr. 29, 2021 CAD ($) shares	Jan. 31, 2021	Dec. 31, 2020 CAD ($)	May 31, 2020 CAD ($) $ / shares	Mar. 31, 2020 CAD ($)	Sep. 30, 2020 CAD ($) $ / shares shares	Dec. 13, 2022 CAD ($) shares	Dec. 13, 2022 USD ($) shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) $ / shares shares	Aug. 25, 2022 USD ($)	Sep. 17, 2020 shares	Sep. 30, 2019 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Description of reverse stock split						1-for-70 Reverse Split
Borrowings													$ 32,273			$ 2,278,774		$ 53,251	$ 0
Maximum royalty payments																			50,000
Fair value of shares													$ 9,374,563			$ 19,496,640		$ 17,215,068	$ 2,284,353	$ 200			$ 2,284,353
Number of shares outstanding | shares													589,518			773,225		699,511	383,996	3		589,517	383,996
Issue price per share | $ / shares											$ 31.5									$ 66.67
Share offering costs											$ 58,065	$ 45,283	$ 699,886			$ 33,880		$ 606,622
Repayment of loan													$ 0			0		306,000	$ 10,747
US public offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued | shares	2,500,000
Issue price per unit | $ / Unit	4.13
Description of units issued	(the "Unit"), consisting of one share of common stock and one warrant to purchase one share of common stock ("Warrant")
Exercise price of warrants issued | $ / shares	$ 5
Pre-funded common share purchase warrants issued | shares	199,000
Warrants granted during period | shares	375,000
Cash commission	$ 835,000
Percentage of gross proceeds offering	7.50%
Underwriter warrants granted | shares	134,950
Underwriter warrants, percentage	5.00%
Issue price per share | $ / shares	$ 5.1625
Canadian offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued | shares	726,392
Issue price per unit | $ / Unit	4.13
Description of common share purchase warrant	each consisting of one common share and one warrant to purchase one common share
Exercise price of warrants issued | $ / shares	$ 5
Cash commission	$ 210,000
Percentage of gross proceeds offering	7.00%
Compensation options granted | shares	50,848
Compensation options, percentage	7.00%
Issue price per share | $ / shares	$ 4.13
Brokered private placements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued | shares							51,087
Description of units issued							Each April 2021 Warrant is exercisable to acquire 1/70 of a common share at a price of $1.75 each (70 warrants for one common share) for a period of 24 months from the closing of the April 2021 Offering ("Closing Date"). If at any time after four (4) months and one (1) day following the Closing Date, the trading price of KWESST common stock on the TSX Venture Exchange is equal to or exceeds $210.00 for a period of 10 consecutive trading days, as evidenced by the price at the close of market, we will be entitled to notify the holders of the April 2021 Warrants of its intention to force the exercise of the April 2021 Warrants. Upon receipt of such notice, the holders of April 2021 Warrants shall have 30 days to exercise the April 2021 Warrants, failing which the April 2021 Warrants will automatically expire.
Issue price per share | $ / shares													$ 49.01
Share offering costs							$ 630,680
CEBA Term Loan program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of increase in loan										$ 20,000
Borrowings										$ 60,000
Period for interest free term loan									2 years
Description of repayment of term loan										The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2022, the repayment of the remaining 25% shall be forgiven. If on December 31, 2022, KWESST exercises the option for a 3-year term extension, a 5% annual interest will be applied on the any balance remaining during the extension period.
Repayment of loan				$ 30,000
Low Energy Cartridge technology from DEFSEC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued to acquire technology | shares								14,286
Number of warrants issued to acquire technology | shares								500,000
Description of exercise price for warrants issued								$0.70 per 1/70 of a common share
Description of vesting percentage of warrants								25% vesting on the first anniversary of the closing of the LEC Technology acquisition and 25% per annum thereafter.
Percentage of royalty on annual sales								7.00%
Maximum royalty payments								$ 10,000,000
Amended and restated licensing agreement with AerialX [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares			1,429
Issue price per share | $ / shares			$ 95.9
Fair value of shares			$ 137,000
Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from issuing units	$ 14,145,000
Fair value of shares													$ 9,374,563					$ 17,215,068
Number of shares outstanding | shares													589,518					699,511
Share offering costs																	$ 2,300,000	$ 839,679
Share offering costs deferred																628,262
Number of units issued to settle loan | shares														56,141	56,141
Subsequent events [Member] | Brokered private placements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued | shares							51,087
Issue price per unit | $ / Unit							87.5
Description of common share purchase warrant							Each issued unit is comprised of one common share of the Company and seventy common share purchase warrant.
Gross proceeds from issuing units							$ 4,470,071
Description of exercise price for warrants issued							1/70 of a common share at a price of $1.75 each
Number of warrants per unit issued | shares							70
March 2022 Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ 2,000,000											$ 0			1,764,630		0
Share offering costs		$ 16,581
March 2022 Loan [Member] | Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt settled with issuance of units														$ 12,000
Repayment of loan				$ 1,997,435
August 2022 Loans [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings													$ 0			$ 435,348		$ 0			$ 400,000
August 2022 Loans [Member] | Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt settled with issuance of units															$ 223,321
Repayment of loan					$ 223,321